RISK MANAGEMENT (Details 24) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
2018
Disclosure Of Risk Management [Line Items]
Financial liabilities	$ 132,205,292	$ 124,204,376
Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	21,229,325	21,277,689
Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	16,275,892	20,722,432
Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	12,375,087	14,220,397
Demand deposit from customers [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial liabilities	77,997,629	70,136,704
Demand deposit from customers [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Demand deposit from customers [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Demand deposit from customers [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Time deposits from customers [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial liabilities	37,755,690	36,297,356
Time deposits from customers [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	12,085,796	12,465,672
Time deposits from customers [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	6,053,016	6,362,963
Time deposits from customers [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	2,134,245	2,778,373
Interbank deposits - Repurchase agreements [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial liabilities	3,861,258	2,295,020
Interbank deposits - Repurchase agreements [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	524,880	0
Interbank deposits - Repurchase agreements [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Interbank deposits - Repurchase agreements [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Borrowings from other financial institutions [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial liabilities	8,709,585	11,436,389
Borrowings from other financial institutions [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	2,824,456	3,990,970
Borrowings from other financial institutions [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	1,379,194	5,813,910
Borrowings from other financial institutions [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	1,961,015	1,829,142
Debt securities in issue [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial liabilities	3,210,313	2,965,927
Debt securities in issue [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	5,676,708	4,626,491
Debt securities in issue [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	8,460,302	8,380,097
Debt securities in issue [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	8,050,023	9,083,988
Derivative financial instruments [Member] | 2018
Disclosure Of Risk Management [Line Items]
Financial liabilities	670,817	1,072,980
Derivative financial instruments [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	117,485	194,556
Derivative financial instruments [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	383,380	165,462
Derivative financial instruments [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	$ 229,804	$ 528,894